United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                   Quarterly Schedule of Portfolio Holdings of
                   Registered Management Investment Companies




                                    811-3375

                      (Investment Company Act File Number)


                              Federated GNMA Trust
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)



                        Date of Fiscal Year End: 1/31/05


                      Date of Reporting Period: Quarter ended 10/31/04



Item 1.     Schedule of Investments


Federated GNMA Trust
Portfolio of Investments
October 31, 2004 (unaudited)



     Principal
     Amount                                                                        Value



                         Mortgage Backed Securities--99.0 %
                         Government National Mortgage
                         Association--99.0%1
$    124,422,732         5.000%, 12/20/2032 - 6/20/2034                     $      125,082,284
     220,377,427         5.500%, 10/15/2032 - 11/15/2034                           225,930,824
     177,704,934         6.000%, 11/15/2023 - 6/20/2034                            185,127,545
     98,496,506          6.500%, 10/15/2023 - 7/15/2033                            104,436,874
     50,421,019          7.000%, 6/15/2027 - 1/15/2033                             53,857,062
     21,551,111          7.500%, 5/15/2005 - 9/15/2032                             23,215,052
     8,645,195           8.000%, 11/15/2027 - 8/15/2032                            9,432,670
     652,732             8.500%, 10/15/2029 - 3/15/2030                            713,763
                         Total Mortgage Backed Securities
                         (identified cost $705,008,068)                            727,796,074
                         Repurchase Agreement--3.6%
     25,975,000          Interest in $1,100,000,000 joint repurchase
                         agreement with J.P. Morgan Securities, Inc.,
                         1.890%, dated 10/29/2004 to be repurchased
                         at $25,979,091 on 11/1/2004, collateralized
                         by U.S. Government Agency Obligations with
                         various maturities to 2/1/2034, collateral
                         market value $1,122,003,015                               25,975,000
                         Total Investments--102.6%
                         (identified cost $730,983,068)2                           753,771,074
                         Other assets and liabilities--net--(2.6)%                 (18,817,719)
                         Total Net assets--100%                              $     734,953,355


1 Because of monthly principal payments, the average lives of the Government National Mortgage Association Modified Pass-Through securities, (based upon Federal Housing Authority/Veterans Administration historical experience), are less than the stated maturities.

2 The cost of investments for federal tax purposes amounts to $730,983,068. The net unrealized appreciation of investments for federal tax purposes was $22,788,006. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $22,847,663 and net unrealized depreciation from investments for those securities having an excess of cost over value of $59,657.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2004.

Investment Valuation

U.S. government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.



Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated GNMA Trust

By          /S/ Richard J. Thomas, Principal Financial Officer
            (insert name and title)

Date        December 22, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        December 22, 2004


By          /S/ Richard J. Thomas, Principal Financial Officer
Date        December 22, 2004